Note 21 - Capital Expenditures Incurred by Segment (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Capital expenditures incurred by segment
Exploration and Production	$ 22,222	$ 16,488	$ 14,293
Refining, Transportation & Marketing	15,356	10,466	7,234
Gas & Power	4,099	5,116	4,256
International
Exploration and Production	2,012	1,912	2,734
Refining, Transportation & Marketing	90	110	102
Distribution	52	31	20
Gas & Power	13	58	52
Distribution	482	369	309
Corporate	752	584	874
Total Capital expenditures incurred by segment	$ 45,078	$ 35,134	$ 29,874